Investments - Schedule of Balance Sheet Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	R$ 2,119,446	R$ 2,061,457
Current liabilities	(413,108)	(351,643)
Non-current assets	1,913,539	1,523,594
Non-current liabilities	(1,566,377)	(1,291,365)
Accumulated NCI	74,722	(365)
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	595,068	392,492
Current liabilities	(72,113)	(4,224)
Current net assets	522,956	388,268
Non-current assets	222,646	21,994
Non-current liabilities	(607,145)	(411,055)
Non-current net assets	(384,499)	(389,061)
Net assets	138,456	(793)
Accumulated NCI	74,722	(365)
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Current assets	368	466
Current liabilities	(652)	(777)
Current net assets	(284)	(311)
Non-current assets	571	601
Non-current liabilities	(3,350)	(2,750)
Non-current net assets	(2,779)	(2,149)
Net assets	(3,063)	(2,460)
Accumulated NCI	(766)	(615)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Current assets	524,846	392,026
Current liabilities	(2,843)	(3,447)
Current net assets	522,003	388,579
Non-current assets	28,862	21,393
Non-current liabilities	(559,624)	(408,305)
Non-current net assets	(530,762)	(386,912)
Net assets	(8,759)	1,667
Accumulated NCI	(879)	250
HLS Empreendimentose Participaes S.A. [Member]
Disclosure of subsidiaries [line items]
Current assets	69,854	0
Current liabilities	(68,618)	0
Current net assets	1,236
Non-current assets	193,213	0
Non-current liabilities	(44,171)	0
Non-current net assets	149,042	0
Net assets	150,278	0
Accumulated NCI	R$ 76,367	R$ 0